Deutsche Investment Management Americas Inc.
                                   Two International Place
                                   Boston, MA 02110
                                   January 3, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder S&P 500 Stock Fund, a series of Scudder Investors Trust (Reg. No. 333-65661) (811-09057) (the "Fund") Post Effective Amendment No. 13 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2002.

         Comments or questions concerning this certificate may be directed to Cathleen Livingstone at (617) 295-3011.


                                   Very truly Yours,



                                   Scudder S&P 500 Stock Fund



                                   By:  /s/John Millette
                                        -------------------------------------
                                        John Millette
                                        Secretary

cc:      Caroline Pearson, Esq.
         Joseph Fleming, Dechert